TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss before income tax
Loss from the Chinese mainland operations	$ (18,221)	$ (170,259)	$ (81,953)
Loss from non - Chinese mainland operations	(58,537)	(104,746)	(43,501)
Loss before income tax	(76,758)	(275,005)	(125,454)
Income tax benefits applicable to the Chinese mainland operations	1	1	124
Income tax benefits (expenses) applicable to non - Chinese mainland operations	$ (1)	(2)	2
Total income tax benefits (expenses)		$ (1)	$ 126